Annual Operating Expenses {- Fidelity Advisor® Consumer Discretionary Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Consumer Discretionary Fund	Sep. 29, 2020
Fidelity Advisor Consumer Discretionary Fund-Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual operating expenses	1.07%
Fidelity Advisor Consumer Discretionary Fund-Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.31%
Total annual operating expenses	1.34%
Fidelity Advisor Consumer Discretionary Fund-Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual operating expenses	1.82%
Fidelity Advisor Consumer Discretionary Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.79%
Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.66%